Document and Entity Information	Oct. 09, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 09, 2023
Entity Registrant Name	JUNIPER II CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41014
Entity Tax Identification Number	86-1434822
Entity Address, Address Line One	3790 El Camino Real #818
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	650
Local Phone Number	292-9660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001838814
Capital Units Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-half of one redeemable warrant
Trading Symbol	JUN.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share, included as part of the units
Trading Symbol	JUN
Security Exchange Name	NYSE
Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	JUN WS
Security Exchange Name	NYSE
Class A common stock underlying the redeemable warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock underlying the redeemable warrants
Trading Symbol	JUN
Security Exchange Name	NYSE